STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
STOCKHOLDER'S DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 7 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of June 30, 2024, we had authorized 100,000,000 shares of Preferred Stock, of which certain shares had been designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock and Series G Preferred Stock.

All Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series A Convertible Preferred Stock

The Company designated 1,000,000 shares of Preferred Stock as Series A Preferred Stock.  In February 2015, the Board of Directors authorized the issuance of 1,000,000 shares of Series A Preferred Stock to Stephen Thomas, Chairman, CEO and President of the Company, valued at $3,117,000 for compensation expense.  These shares are outstanding as of June 30, 2024.

The Series A Preferred Stock has a par value of $.001, is redeemable at the Company’s option at $100 per share, is senior to any other class or series of outstanding Preferred Stock or Common Stock and does not bear dividends. The Series A Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and amended, of an amount equal to amounts payable owing, including contingency amounts where Holders of the Series A have personally guaranteed obligations of the Company.

Holders of the Series A Preferred Stock shall, collectively, have the right to convert all of their Series A Preferred Stock when conversion is elected into that number of shares of Common Stock of the Company, determined by the following formula: 60% of the common shares computed to include all projected conversions of all convertible debt and any other classes of Preferred Stock as if the conversions had taken place at the stated conversion price per share (i.e. for the avoidance of doubt – “fully diluted” as if such conversion had occurred prior to the Series A conversion.)

Holders of the Series A Preferred Stock shall  have the right to vote as if converted prior to the vote to an amount of shares equal to 60% of the common shares computed to include all projected conversions of all convertible debt and any other classes of Preferred Stock as if the conversions had taken place at the stated conversion price per share (i.e. for the avoidance of doubt – “fully diluted” as if such conversion had occurred prior to the Series A conversion) on any matter with holders of Common Stock for any vote required to approve any action, which Florida law provides may or must be approved by vote or consent of the holders of other series of voting shares and the holders of Common Stock or the holders of other securities entitled to vote, if any.

The Series A Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series B Convertible Preferred Stock

In February 2015, the Company designated 3,000,000 shares of Preferred Stock as Series B Convertible Preferred Stock.

The Series B Preferred Stock was designated in February 2015, has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A Preferred Stock, or Common Stock and does not bear dividends. The Series B Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series B Preferred Stock have a right to convert all or any part of the Series B Preferred Shares and will receive and equal number of common shares at the conversion price of $2.00 per share. The Series B Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one-to-one basis.

There are 2,588,693 shares of Series B Convertible Preferred Stock outstanding as of June 30, 2024.

The Series B Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series C Convertible Preferred Stock

In May 2018, the Company designated 3,000,000 shares of Preferred Stock as Series C Convertible Preferred Stock.

The Series C Preferred Stock has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A and Series B Preferred Stock, or Common Stock and does not bear dividends. The Series C Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A and B Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series C Preferred Stock have a right to convert all or any part of the Series C Preferred Shares and will receive an equal number of common shares at the conversion price of $0.15 per share. The Series C Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one-to-one basis.

There are no shares of Series C Convertible Preferred Stock outstanding as of June 30, 2024.  There are approximately $553,100 in convertible notes payable convertible into Series C Convertible Preferred Stock which compromise some of the common stock equivalents calculated in Note 1.

The Series C Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series D Convertible Preferred Stock

On July 6, 2020, September 15, 2021 and March 20, 2022, the Company amended its Series D Designation from January 14, 2020. These Amendments changed the number of shares to 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series D Convertible Preferred Stock ("the Series D Preferred Shares.")

Series D Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series D Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, and C Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series D Preferred Stock at between 115% and 140%.

During the six months ended June 30, 2024, 21,000 shares were converted to 400,000,000 common shares in accordance with the terms of the Series D designation.   As of June 30, 2024, there are 25,649 Series D Preferred shares outstanding.

The Series D Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series E Convertible Preferred Stock

On March 20, 2022, the Company amended its Series E Designation from November 10, 2021.  As amended, the Company designated 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series E Convertible Preferred Stock ("the Series E Preferred Shares").

Series E Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series E Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series E Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, C and D Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series E Preferred Stock at between 115% and 140%.

During the six months ended June 30, 2024, 117,709 shares were converted to 2,242,079,238 common shares in accordance with the terms of the Series E designation.   In addition, $1,118,254 of accounts payable was converted to 223,651 of Series E Preferred Stock.  As of June 30, 2024, there are 2,149,449 Series E Preferred shares outstanding as a result of exchanges of accounts payable, financing arrangements and lease agreements.

The Series E Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series F Convertible Preferred Stock

On June 8, 2024, the Company designated 3,000,000 shares of Preferred Stock as Series F Convertible Preferred Stock.

Series F Preferred shares have the following features: (i) 2% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series F Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series F Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, C, D and E Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series F Preferred Stock at between 115% and 140%.

Sean Jones Business Development and Professional Services Consulting Agreement

On April 15, 2024, TPT Global Tech, Inc. dba TPT Entertainment and Media LLC and D. Sean Jones (“Mr. Jones”) entered into a Business Development and Professional Services Consulting Agreement. TPT engaged Mr. Jones as Executive Vice President of Business Development and In-House Counsel to provide business development and/or professional services related to making introductions to funding sources and the launch of TPT’s Live Mobile TV Broadcasting on TPT’s VuMe Super App platform.

Mr. Jones received $375,000 of stated value of TPT Global Tech Series F Preferred Shares, $5.00 per share, or 75,000 shares as compensation for services considered rendered as Executive Vice President of Business Development and In-House Counsel.   The Series F shares were valued by a third party valuation specialist resulting in a $5.04 valuation and $378,000 being recorded in the statement of operations for the six months ended June 30, 2024 as consulting expenses for this agreement.

Additional compensation shall be provided upon a successful launch of VuMe or a successful strategic partnership, branding, marketing, distribution, or network affiliation agreement. Mr. Jones shall have the option to receive, upon the successful launch of VuMe, monthly compensation commensurate with TPT's upper level management and transition to W2 employment status with full employee benefits and participation in the company's employee stock option plan.

Series G Convertible Preferred Stock

On June 8, 2024, the Company designated 8,000,000 shares of Preferred Stock as Series G Convertible Preferred Stock.   There are no shares of Series G Convertible Preferred Stock outstanding at this time.

Series G Preferred shares have the following features: (i) 4% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series G Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series G Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, C, D, E and F Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series G Preferred Stock at between 115% and 140%.

Common Stock

On January  17, 2024, the Board of Directors of the Company  in accordance with the provisions of the Articles of Incorporation, as amended, and by-laws of the Company amended the Articles of Incorporation to increase the authorized number of common shares by Ten Billion Five Hundred Million (10,500,000,000) which increased the total authorized common shares to Fifteen Billion (15,000,000,000) with all common shares having the then existing rights powers and privileges as per the existing amended Articles of Incorporation and Bylaws of the Company.  As of June 30, 2024, we had authorized 15,000,000,000 shares of Common Stock, of which 6,336,839,165 common shares are issued and outstanding.

Common Stock Issued for Conversion of Debt

During the six months ended June 30, 2024, the Company issued 1,238,125,017 common shares valued at $501,892 for $1,324,419 of principal, interest, penalties and fees and recorded a gain on extinguishment of $810,971.

During the six months ended June 30, 2023, the Company issued 466,848,487 common shares valued at $804,088 for $542,324 of principal, interest, penalties and fees and recorded a gain on extinguishment of $332,530.

Subscription Payable (Receivable)

As of June 30, 2024, the Company has recorded $(3,265) in stock subscription payable, which equates to the fair value on the date of commitment, of the Company’s commitment to issue the following common shares:

Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(3,096,181)

Effective November 1, 2017, the Company entered into an agreement to acquire Hollywood Rivera, LLC and HRS Mobile LLC (“HRS”). In March 2018, the HRS acquisition was rescinded and 3,096,181 shares of common stock which were issued as consideration are being returned by the recipients. As such, as of June 30, 2024 and December 31, 2023 the shares for the HRS transaction are reflected as subscriptions receivable based on their par value.

Warrants Issued with Convertible Promissory Notes

As of June 30, 2024, the following warrants were issued in relation to the issuance of convertible promissory notes and are outstanding:

Warrant Holder	Number of Warrants	Expiration Date	Exercise Price
FirstFire Global Opportunities Fund, LLC	55,000,000	10-6-2026	110% of the opening price on the first day Company trades on Nasdaq exchange
Cavalry Investment Fund LP	13,750,000	10-13-26	110% of the opening price on the first day Company trades on Nasdaq exchange
Cavalry Fund I, LP	41,250,000	10-13-26	110% of the opening price on the first day Company trades on Nasdaq exchange
Talos Victory Fund, LLC	9,058,333	1-31-27	$.015 per share
Blue Lake Partners, LLC	9,058,333	1-31-27	$.015 per share
	128,116,666

The warrants issued under these convertible promissory notes were considered derivative liabilities valued at $30,557 of the total $5,817,119 derivative liabilities as of June 30, 2024. See Note 5.

Common Stock Reservations

The Company has reserved internally 1,000,000 shares of Common Stock of the Company for the purpose of raising funds to be used to pay off debt described in Note 5.

On February 1, 2024, by unanimous written consent, the Board of Directors and Majority Shareholder of TPT Global Tech, Inc. (the “Company”) approved and adopted an amendment and restatement of the 2024 TPT Global Tech, Inc. Stock Option, Compensation, and Award Incentive Plan (the “Plan”) to increase the maximum number of common shares, with a par value of $0.001 (“Common Shares”), available for grant to participants under the Plan to 3,500,000,000 Common Shares. In addition, the Plan was amended to define “Eligible Person” as an Employee, Consultant (Person or Professional Services Company) or Director of the Company, any Parent or any Subsidiary. A company other than a Professional Services Company is NOT eligible and “Issuance for Compensation for Services” shall mean the issuance for valuable and adequate consideration determined by the Board as determined by performance pursuant to an agreement. This Plan amends and supersedes any and all prior Plans.  No stock options have been granted under this plan.

Agreement to Convert Debt

On July 31, 2023, the Company and Michael Murphy, shareholder and debt holder, entered into a Conversion Shares Purchase Agreement by which Mr. Murphy has agreed to an automatic conversion of his outstanding principal debt, as well as related accrued interest if elected by Mr. Murphy, into shares of the Company’s Series E Preferred Stock or an equity stock that subsequent to the agreement the Company may have issued to any party that has favorable terms to the Series E Preferred Stock, upon the Company’s intended uplist to a major exchange in conjunction with its capital raise through the capital markets.  This principal amount is $3,296,037 as of June 30, 2024.

Non-Controlling Interests

QuikLAB Mobile Laboratories

In July and August 2020, the Company formed Quiklab 1 LLC, QuikLAB 2, LLC, QuikLAB 3, LLC and QuikLAB 4, LLC.  QuikLAB 4, LLC was subsequently dissolved.  It was the intent to use these entities as vehicles into which third parties would invest and participate in owning QuikLAB Mobile Laboratories.  As of June 30, 2024, Quiklab 1 LLC, QuikLAB 2, LLC and QuikLAB 3, LLC have received an investment of $470,000, of which Stephen Thomas and Rick Eberhardt, CEO and COO of the Company, have invested $100,000 in QuikLAB 2, LLC.  During 2021, one investor entered into an agreement at their request, to have their investment returned.  $10,000 of this investment was returned with the remaining $60,000 being reclassified to an accounts payable in the balance sheet as of June 30, 2024.

The third party investors and Mr. Thomas and Mr. Eberhart, will benefit from owning 20% of QuikLAB Mobile Laboratories specific to their investments.  The Company owns the other 80% ownership in the QuickLAB Mobile Laboratories.  The net loss attributed to the non-controlling interests from the QuikLAB Mobile Laboratories included in the statement of operations for the six months ended June 30, 2024 and 2023 is $0 and $12, respectively.

Other Non-Controlling Interests

TPT Strategic, Air Fitness and TPT Asia are other non-controlling interests in which the Company owns 0%, 75%, and 78%, respectively.  There is little activity in any of these entities.  The net loss attributed to these non-controlling interests included in the statement of operations for the three months ended June 30, 2024 and 2023 is $4,000 and $6,819, respectively.

As a result of the Agreement and Plan of Merger among TPT SpeedConnect and Asberry 22 Holdings, net income of 14% or $3,085 was accounting for as a noncontrolling interest in the statement of operations for the six months ended June 30, 2024.

Standby Equity Commitment Agreement

On February 14, 2024, the Company entered into a Standby Equity Commitment Agreement, dated February 14, 2024 (the "SECA") with MacRab LLC, a Florida limited liability company (the "MacRab"). The SECA provides the Company with an option to sell up to $3,000,000 worth of the Company's common stock to MacRab, in increments, over the period ending twenty-four (24) months after the date that a related registration statement is deemed effective by the U.S. Securities and Exchange Commission, pursuant to the terms and conditions contained in the SECA. The purchase price per share, for each respective put under the SECA, is equal to 90% of the average of the two (2) lowest volume weighted average prices of the Common Stock during the six (6) trading days following the clearing date associated with the respective put under the SECA.  The Company will pay a finders fee on each increment drawn of up to 8% in cash and 8% in restricted common shares of the Company.  There has been no activity under this SECA.

ROY D. FOREMAN BUSINESS DEVELOPMENT AND PROFESSIONAL SERVICES CONSULTING AGREEMENT

On January 30, 2024, TPT Global Tech, Inc. dba TPT Entertainment and Media LLC and Roy D. Foreman (“Mr. Foreman”) entered into a Business Development and Professional Services Consulting Agreement. TPT engaged Mr. Foreman as President of the TPT’s US Domestic and International Boxing Division to provide business development and/or professional services related to making introductions to funding sources and the launch of TPT’s Live Mobile TV Broadcasting on TPT’s VuMe Super App platform.

Mr. Foreman will receive $500,000 USD, payable in TPT equity stock as compensation for consultant services as President of the TPT Global Tech dba TPT Media and Entertainment Division for which $100K USD of those service have been considered rendered. TPT equity stock shall mean common or preferred stock as created, or which may exist, by TPT Global Tech and agreed to by Mr. Foreman. The remaining payment will be rendered upon a successful Launch of the VuMe Boxing division or a successful strategic partnership, branding, marketing, distribution or Network affiliation agreement.  Once first bridge financing has been raised Mr. Foreman will receive $7,500 per month as a consultant fee until additional capital has been raised to move consultant to W2 employment status with full employee benefits and the participation in the company’s employee stock option plan. At this stage Mr. Foreman will enter into a full company employment agreement. $100,000 has been included in the statement of operations for the six months ended June 30, 2024 for this agreement.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Preferred Stock

As of December 31, 2023, we had authorized 100,000,000 shares of Preferred Stock, of which certain shares had been designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock.

All Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series A Convertible Preferred Stock

The Company designated 1,000,000 shares of Preferred Stock as Series A Preferred Stock.  In February 2015, the Board of Directors authorized the issuance of 1,000,000 shares of Series A Preferred Stock to Stephen Thomas, Chairman, CEO and President of the Company, valued at $3,117,000 for compensation expense.  These shares are outstanding as of December 31, 2023.

The Series A Preferred Stock has a par value of $.001, is redeemable at the Company’s option at $100 per share, is senior to any other class or series of outstanding Preferred Stock or Common Stock and does not bear dividends. The Series A Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and amended, of an amount equal to amounts payable owing, including contingency amounts where Holders of the Series A have personally guaranteed obligations of the Company.

As of December 31, 2023, by amendment,  holders of the Series A Preferred Stock shall, collectively have the right to convert all of their Series A Preferred Stock when conversion is elected into that number of shares of Common Stock of the Company, as amended and restated July 5, 2022 by the Board of Directors and a majority of the outstanding voting shares of the Company, determined by the following formula: 60% of the common shares computed to include all projected conversions of all convertible debt and any other classes of Preferred Stock as if the conversions had taken place at the stated conversion price per share (i.e. for the avoidance of doubt – “fully diluted” as if such conversion had occurred prior to the Series A conversion.) The Company determined that due to the significance of the amendment, it should be accounted for as an extinguishment and fair valued the amended Series A Preferred Stock at $42,983,742, creating a deemed dividend of $39,866,742.  The valuation of the amended Series A Preferred Stock was done by a qualified independent third party.

The record Holders of the Series A Preferred Stock shall  have the right to vote as if converted prior to the vote to an amount of shares equal to 60% of the common shares computed to include all projected conversions of all convertible debt and any other classes of Preferred Stock as if the conversions had taken place at the stated conversion price per share (i.e. for the avoidance of doubt – “fully diluted” as if such conversion had occurred prior to the Series A conversion) on any matter with holders of Common Stock for any vote required to approve any action, which Florida law provides may or must be approved by vote or consent of the holders of other series of voting shares and the holders of Common Stock or the holders of other securities entitled to vote, if any.

The Series A Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series B Convertible Preferred Stock

In February 2015, the Company designated 3,000,000 shares of Preferred Stock as Series B Convertible Preferred Stock.

The Series B Preferred Stock was designated in February 2015, has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A Preferred Stock, or Common Stock and does not bear dividends. The Series B Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series B Preferred Stock have a right to convert all or any part of the Series B Preferred Shares and will receive and equal number of common shares at the conversion price of $2.00 per share. The Series B Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one-to-one basis.

There are 2,588,693 shares of Series B Convertible Preferred Stock outstanding as of December 31, 2023.

The Series B Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series C Convertible Preferred Stock

In May 2018, the Company designated 3,000,000 shares of Preferred Stock as Series C Convertible Preferred Stock.

The Series C Preferred Stock has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A and Series B Preferred Stock, or Common Stock and does not bear dividends. The Series C Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A and B Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series C Preferred Stock have a right to convert all or any part of the Series C Preferred Shares and will receive an equal number of common shares at the conversion price of $0.15 per share. The Series C Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one-to-one basis.

There are no shares of Series C Convertible Preferred Stock outstanding as of December 31, 2023.  There are approximately $553,100 in convertible notes payable convertible into Series C Convertible Preferred Stock which compromise some of the common stock equivalents calculated in Note 1.

The Series C Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series D Convertible Preferred Stock

On July 6, 2020, September 15, 2021 and March 20, 2022, the Company amended its Series D Designation from January 14, 2020. These Amendments changed the number of shares to 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series D Convertible Preferred Stock ("the Series D Preferred Shares.")

Series D Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series D Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, and C Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series D Preferred Stock at between 115% and 140%.

During the year ended December 31, 2021, 46,649 shares of Series D Preferred Share were purchased for $233,244 of which Stephen Thomas, CEO of the Company, acquired 36,649 for $183,244.  The remainder of the shares were purchased by a third party.

As of December 31, 2023, there are 46,649 Series D Preferred shares outstanding.

The Series D Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series E Convertible Preferred Stock

On March 20, 2022, the Company amended its Series E Designation from November 10, 2021.  As amended, the Company designated 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series E Convertible Preferred Stock ("the Series E Preferred Shares").

Series E Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series E Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series E Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, C and D Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series E Preferred Stock at between 115% and 140%.

As of December 31, 2023, there are 2,043,507 Series E Preferred shares outstanding as a result of exchanges of accounts payable, financing arrangements and lease agreements.  The Series E Preferred shares were given a fair value by a third-party valuation of $6.53 per share for which they were recorded as of December 31, 2022.  The difference between the valuation at $6.53 per share or $13,344,101 and the amount of accounts payable, financing arrangements and lease agreement balances of $10,987,307 or $2,356,794 was recorded as a loss on debt extinguishment for the year ended December 31, 2022.

The Series E Preferred Stock is classified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Common Stock

As of December 31, 2023, we had authorized 4,500,000,000 shares of Common Stock, of which 2,456,634,910 common shares are issued and outstanding.  On January 17, 2024, this was increased to 15,000,000,000.

Common Stock Issued for Conversion of Debt

During the year ended December 31, 2023, the Company issued 1,140,904,043 common shares valued at $1,206,188 for $846,479 of principal, interest, penalties and fees and recorded a loss on extinguishment of $632,220.  During the year ended December 31, 2022, the Company issued 333,871,496 common shares valued at $1,439,894 for $1,076,782 of principal, interest, penalties and fees and recorded a loss on extinguishment of $363,112.

Common Stock Issued for Services

On August 6, 2023 and December 18, 2023, the Board granted 1,000,000 and 2,000,000 shares, respectively, of common stock of the Company to consultants for their consulting services rendered to the Company. The shares are to be considered fully vested upon grant and represented partial payment for past services rendered.  These shares were recorded to expense at $1,100 and $800, respectively, for the year ended December 31, 2023.

On September 8, 2023, the Board of Directors granted 52,830,333 shares of common stock to Edward Cabrera, Eduardo Cabrea and Mawe Capital Management, LLC for a $75,000 fee in relation to raising capital. The shares are to be considered fully vested upon grant. The share numbers have been calculated based on the average 5-day price per share of TPTW common stock of $0.00144 to get 52,830,333 shares. The common shares will have piggyback rights and shall be registered in any filed registration form. If the average closing price during the five prior to Friday, September 30, 2023 is more than 50% of the five days prior to the signing of this agreement, then the cash difference from the $75,000 may be applied to reduce any Network 1 advisory fee (if there are any) for the NASDAQ listing process.  These shares were recorded as expense at $85,628 for the year ended December 31, 2023.

Common Stock Issued for Expenses and Liabilities

The Company issued 7,500,000 shares of stock to Mr. Littman in accordance with its December 28 and 29, 2020 agreements as described in Note 5.  These shares were included in a Form S-1 filed by the Company on January 15, 2021.  During the year ended December 31, 2021, it was determined in accordance with an underlying agreement, that there was a deficiency of approximately $185,000 from net sales proceeds from sales of the shares and as such, this amount is accounted for in accounts payable as of December 31, 2023.

Effective October 3, 2023, but consummated on October 26, 2023, the Company entered into an Advisory Services Agreement to receive information technology advisory services with a focus on Machine Learning and Artificial Intelligence with the objective of enhancing the Company’s various platforms.  The term of the agreement is 360 days, if no default by either party, and can be renewed by written notice of at least 20 days prior to the end of each renewal term.  Compensation under the agreement is such that on or before October 3, 2023, the Company shall pay $12,500 in cash or in registered Stock (common stock, registered on Form S-1 or S-8). Thereafter on November 15, 2023 the Company shall pay an amount equal to $288,000 and on December 15, 2023 an amount equal to $100,000 with the final payment an amount equal to $100,000 due on or before January 15, 2024 (the “Due Date”) for a total payment equal to five hundred thousand dollars, in cash or in S-8 Stock, in the form at the discretion of the Company. If the Company elects to pay the Consultant in form of S-8 Stock, it will be paid and calculated based on the lowest traded bid price for the common stock during the previous 25 trading days prior to the applicable Due Date. In no event, the value of the payment for Services made by the Company will be less than USD $500,000. The Company plans to use current fundraising activities to fund the agreement or may choose to pay in common stock of the Company.  The Company has agreed to reserve 325,000,000 shares of common stock with it’s transfer agent for this agreement.  Besides customary initiation fees of around $16,000 and late fees of $20,000 for any installment payment or common shares not being properly reserved with the transfer agent.  Other than the reservation of stock with the transfer agent, there have been no cash payments on this agreement to date.  $416,000 has been expensed in the statement of operations for the year ended December 31, 2023 for this agreement.

Subscription Payable (Receivable)

As of December 31, 2023, the Company has recorded $(3,265) in stock subscription payable, which equates to the fair value on the date of commitment, of the Company’s commitment to issue the following common shares:

Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(3,096,181)

During the year ended December 31, 2021, the Company agreed to a consulting agreement with one of its newest directors, John Wharton, which Agreement was for the issuance of 3,000,000 shares of common stock to vest over two years starting July 30, 2021. These shares were valued at $42,600 and were expensed at $1,775 per month. As of December 31, 2023, 3,000,000 common shares have vested and were issued and $42,600 expensed.

Effective November 1, 2017, the Company entered into an agreement to acquire Hollywood Rivera, LLC and HRS Mobile LLC (“HRS”). In March 2018, the HRS acquisition was rescinded and 3,096,181 shares of common stock which were issued as consideration are being returned by the recipients. As such, as of December 31, 2023 and 2022 the shares for the HRS transaction are reflected as subscriptions receivable based on their par value.

Warrants Issued with Convertible Promissory Notes

As of December 31, 2023, there were 129,116,666 warrants outstanding that expire in five years or in the years ended December 31, 2024 -2027.  As part of the Convertible Promissory Notes payable – third party issuance in Note 5, the Company issued 1,000,000 warrants to purchase 1,000,000 common shares of the Company at 70% of the current market price.  Current market price means the average of the three lowest trading prices for our common stock during the ten-trading day period ending on the latest complete trading day prior to the date of the respective exercise notice.  However, if a required registration statement, registering the underlying shares of the Convertible Promissory Notes, is declared effective on or before June 11, 2019 to September 11, 2019, then, while such Registration Statement is effective, the current market price shall mean the lowest volume weighted average price for our common stock during the ten-trading day period ending on the last complete trading day prior to the conversion date.

On January 31, 2022, TPT Global Tech, Inc. issued warrants in conjunction with the issuance of Talos and Blue Lake Note Agreements.  Warrants to purchase 18,116,666 shares of common stock at $0.015 per share provided, however, that if the Company consummates an uplist offering on or before July 6, 2022 then the exercise price shall be 110% of the offering price at which the uplist offering is made.

The warrants issued under these convertible promissory notes were considered derivative liabilities valued at $40,817 of the total $9,827,723 derivative liabilities as of December 31, 2023. See Note 5.

Common Stock Reservations

The Company has reserved internally 1,000,000 shares of Common Stock of the Company for the purpose of raising funds to be used to pay off debt described in Note 5.

We have reserved 20,000,000 shares of Common Stock of the Company to grant to certain employees and consultants as consideration for services rendered and that will be rendered to the Company.

Agreement to Convert Debt

On July 31, 2023, the Company and Michael Murphy, shareholder and debt holder, entered into a Conversion Shares Purchase Agreement by which Mr. Murphy has agreed to an automatic conversion of his outstanding principal debt, as well as related accrued interest if elected by Mr. Murphy, into shares of the Company’s Series E Preferred Stock or an equity stock that subsequent to the agreement the Company may have issued to any party that has favorable terms to the Series E Preferred Stock, upon the Company’s intended uplist to a major exchange in conjunction with its capital raise through the capital markets.  This principal amount is $2,397,329 as of December 31, 2023.

Non-Controlling Interests

QuikLAB Mobile Laboratories

In July and August 2020, the Company formed Quiklab 1 LLC, QuikLAB 2, LLC, QuikLAB 3, LLC and QuikLAB 4, LLC.  QuikLAB 4, LLC was subsequently dissolved.  It was the intent to use these entities as vehicles into which third parties would invest and participate in owning QuikLAB Mobile Laboratories.  As of December 31, 2023, Quiklab 1 LLC, QuikLAB 2, LLC and QuikLAB 3, LLC have received an investment of $470,000, of which Stephen Thomas and Rick Eberhardt, CEO and COO of the Company, have invested $100,000 in QuikLAB 2, LLC.  During the year ended December 31, 2021, one investor entered into an agreement at their request, to have their investment returned.  $10,000 of this investment was returned with the remaining $60,000 being reclassified to an accounts payable in the balance sheet as of December 31, 2023.

The third party investors and Mr. Thomas and Mr. Eberhart, will benefit from owning 20% of QuikLAB Mobile Laboratories specific to their investments.  The Company owns the other 80% ownership in the QuickLAB Mobile Laboratories.  The net loss attributed to the non-controlling interests from the QuikLAB Mobile Laboratories included in the statement of operations for the nine months ended December 31, 2023 and 2022 and is $12 and $12,025, respectively.

Other Non-Controlling Interests

TPT Strategic, Air Fitness and TPT Asia are other non-controlling interests in which the Company owns 0%, 75%, and 78%, respectively.  There is little activity in any of these entities.  The net loss attributed to these non-controlling interests included in the statement of operations for the year ended December 31, 2023 and 2022 is $11,376 and $5,380, respectively.

As a result of the Agreement and Plan of Merger among TPT SpeedConnect and Asberry 22 Holdings, net income of 14% or $28,747 was accounting for as a noncontrolling interest in the statement of operations for the year ended December 31, 2023.